Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets consist of the following:
	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Capital advances for property, plant and equipment	$8,747,601	8,714,907